Income Tax Expenses - Summary of Unrecognized Taxable Temporary Difference Associated with Investments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 233,038	$ 133,054	$ (124,956)
Subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	234,845	134,332	(123,689)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ (1,807)	$ (1,278)	$ (1,266)